Notes Payable (Narrative) (Details) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Bankers' acceptances	¥ 67,900	$ 10,436
SPD Bank [Member]
Deposits at SPD Bank	26,450	4,065
Weifang Bank [Member]
Deposits at SPD Bank	30,000	4,611
Line of Credit Facility, Maximum Borrowing Capacity	¥ 50,000	$ 7,685